Cover Page	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Entity Registrant Name	Ermenegildo Zegna N.V.
Entity Central Index Key	0001877787
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Jun. 30, 2023
Amendment Flag	false